INVENTORIES	12 Months Ended
Dec. 31, 2021
INVENTORIES
INVENTORIES

6.      INVENTORIES

	December 31,	December 31,
	2021	2020
Concentrate	$707	$578
Ore stockpiles	1,510	11,562
Materials and supplies	19,276	18,538
Gold in circuit	1,282	1,266
Gold bullion	2,337	1,794
	$25,112	$33,738

During the year ended December 31, 2021, the inventory recognized as cost of sales was $182.4 million (2020 – $161.8 million), which includes production costs and amortization and depletion directly attributable to the inventory production process.